Land Use Rights, Net	9 Months Ended
Sep. 30, 2020
Land Use Rights, Net.
Land Use Rights, Net

9. Land Use Rights, Net

Land use rights and related accumulated amortization were as follows:

	December 31,	September 30,
	2019	2020
Land use rights	216,489	216,489
Less: Accumulated amortization–land use rights	(7,674)	(11,309)
Total land use rights, net	208,815	205,180

In June 2018, XPT NJEP entered into an agreement to purchase land use rights for usage of land to build a factory for manufacturing of e-powertrain for the Group.

The Group recorded amortization expenses for land use rights of RMB3,635 for the nine months ended September 30, 2019 and 2020.